Tax assets and liabilities - Current tax (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Tax assets and liabilities
Current tax recoverable	£ 613	£ 440
Current tax recoverable relating to ongoing litigation	112
Current tax liability	537	649
Provision for uncertain tax matters	£ 139	£ 89